Other Current Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Other Current Liabilities [Line Items]
Asset retirement obligation (“ARO”)	$ (10,481)	$ (6,812)
Operating lease, liability, current, statement of financial position [extensible enumeration]	Other current liabilities	Other current liabilities
Current portion of operating lease liability	$ (2,073)	$ (2,026)
Current portion of deferred pre-COD cash flows	(1,844)	(1,844)
Day 1 gain deferred revenue - current portion	(628)	(6,846)
Deferred revenue	(203)	(2,246)
Other	(9,287)	(9,140)
Other current liabilities	(24,516)	(28,914)
Contract liability, net pre-commissioning contractual cash flows	34,900	35,800	$ 36,800
Contract liability, net pre-commissioning contractual cash flows, non current liabilities	33,131	34,046
Embedded derivative financial instruments, oil derivative
Other Current Liabilities [Line Items]
Day 1 gain deferred revenue - current portion	(500)	(5,300)
Embedded derivative financial instruments, gas derivative
Other Current Liabilities [Line Items]
Day 1 gain deferred revenue - current portion	(100)	(1,500)
Mooring Equipment
Other Current Liabilities [Line Items]
Cost in relation to decommissioning activities	3,100
Depreciation	6,100
FLNG Hilli
Other Current Liabilities [Line Items]
Asset retirement obligation (“ARO”)	(13,600)	$ (6,800)
ARO liability increased	$ 6,600